PREMISES AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premises and Equipment [Line Items]
Premises and equipment, gross	$ 68,175,000	$ 68,583,000
Less accumulated depreciation	(47,346,000)	(44,663,000)
Premises and equipment, net	20,829,000	23,920,000
Rent expense net of sublease income under lease agreements	6,200,000	5,600,000	7,300,000
Rent expense under leases with related party	1,500,000	2,200,000	1,800,000
Future minimum rental payments under operating leases [Abstract]
2013	7,090,000
2014	6,651,000
2015	5,835,000
2016	4,620,000
2017	3,632,000
2018 and thereafter	6,282,000
Operating Leases, Future Minimum Payments Due, Total	34,110,000
Land, Buildings and Improvements [Member]
Premises and Equipment [Line Items]
Premises and equipment, gross	16,512,000	16,454,000
Leasehold Improvements [Member]
Premises and Equipment [Line Items]
Premises and equipment, gross	15,981,000	15,962,000
Equipment, Furniture, and Software [Member]
Premises and Equipment [Line Items]
Premises and equipment, gross	$ 35,682,000	$ 36,167,000